SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total revenues	$ 144,958	$ 126,380	$ 113,328
Expenses	125,831	109,972	98,611
Segment operating income (loss)	19,127	16,408	14,717
Depreciation and amortization	8,380	7,444	5,040
Software Services [Member]
Total revenues	67,453	65,410	58,137
Expenses	53,164	50,497	44,086
Segment operating income (loss)	14,289	14,913	14,051
Depreciation and amortization	5,917	5,937	3,837
IT Professional Services [Member]
Total revenues	77,505	60,970	55,191
Expenses	68,846	55,456	50,468
Segment operating income (loss)	8,659	5,514	4,723
Depreciation and amortization	2,210	1,182	853
Unallocated Expense [Member]
Total revenues	0	0	0
Expenses	3,821	4,019	4,057
Segment operating income (loss)	(3,821)	(4,019)	(4,057)
Depreciation and amortization	$ 253	$ 344	$ 350